TAX STATUS	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Tax Status [Line Items]
TAX STATUS	TAX STATUS
The Internal Revenue Service has determined and informed the Company by a letter dated November 22, 2021 that the amended and restated Plan document and related trust were designed in accordance with the applicable regulations of the IRC. Although the Plan has been amended since receiving this determination letter, the Company and Plan management believe that the Plan is currently designed and operated in compliance with the applicable requirements of the IRC and that the Plan and related trust continue to be tax exempt. Therefore, no provision for income taxes has been included in the Plan’s financial statements.